Deposits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest Expense, Deposits [Abstract]
Interest bearing checking accounts	$ 178	$ 148	$ 288
Savings accounts	624	716	1,338
Time deposits and money market accounts	5,863	22,834	33,227
Total	6,665	23,698	$ 34,853
Maturity of Time Deposits [Abstract]
Under 1 year	906,995
1 to 2 years	75,370
2 to 3 years	11,176
3 to 4 years	1,141
4 to 5 years	499
Over 5 years	133
Total time deposits	995,314	1,296,373
Amount included in time deposits with balance in excess of $250,000	$ 161,500	$ 235,800